Employees - Schedule of Cash Flow in Respect of Pensions and Similar Post-employment Benefits (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Employee Benefit Plan [Line Items]
Group cash flow in respect of pensions and similar benefits		€ 700	€ 594	€ 561	€ 1,300
Funded Plans [Member]
Disclosure of Employee Benefit Plan [Line Items]
Defined benefit	[1]	340	244	238	954
Defined contributions		210	193	179	195
Unfunded Plans [Member]
Disclosure of Employee Benefit Plan [Line Items]
Defined benefit		€ 150	€ 157	€ 144	€ 151

[1]	Following the conclusion of the 2019 Funding valuation of the US Unicare Pension plan, the Group will contribute $100 million into the plan in 2020. Deficit contributions to the US pension plan are expected to be nil for the following few years. Following the conclusion of the 2016 triennial valuation of the UK pension fund the Group, in agreement with the trustees, decided to contribute £600 million into the fund in 2017. Following conclusion of the 2019 triennial valuation of the UK pension fund, deficit contributions to this fund are expected to be nil for the next few years.